UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 06604

Dreyfus BASIC Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	2/29
Date of reporting period:	2/29/16

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus BASIC Money Market Fund, Inc.

ANNUAL REPORT February 29, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus BASIC Money Market Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC Money Market Fund, Inc., covering the 12-month period from March 1, 2015, through February 29, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period was a time of varied and, at times, conflicting economic influences. On one hand, the U.S. economy continued to grow as domestic labor markets posted significant gains, housing markets recovered, and lower fuel prices put cash in consumers’ pockets. Indeed, these factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to disappoint, particularly in China and other emerging markets, when reduced industrial demand and declining currency values sparked substantial declines in commodity prices. These developments proved especially challenging for financial markets in August 2015 and January 2016: stocks and riskier sectors of the bond market fell sharply before subsequently recovering at least a portion of their losses. In contrast, longer term U.S. government securities gained valued during the ensuing flights to quality.

While market volatility may persist over the foreseeable future until global economic sentiment improves, we recently have seen signs of stabilizing commodity prices and continued strength in the U.S. economy. Still, we expect wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets over the months ahead, suggesting that selectivity may be an important determinant of investment success. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation

March 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of March 1, 2015 through February 29, 2016, as provided by Bernard W. Kiernan, Jr., Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended February 29, 2016, Dreyfus BASIC Money Market Fund produced a yield of 0.01%. Taking into account the effects of compounding, the fund produced an effective yield of 0.01%.1

Money market yields stayed low over the reporting period despite a sustained U.S. economic recovery and a modest increase in short-term interest rates by the Federal Reserve Board (the “Fed”).

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including U.S. government securities, bank obligations, U.S. dollar-denominated foreign and domestic commercial paper, repurchase agreements, asset-backed securities and U.S. dollar-denominated obligations issued or guaranteed by foreign governments. Normally, the fund invests at least 25% of its total assets in foreign bank obligations.

When managing the fund, we closely monitor the outlook for economic growth and inflation, follow overseas developments, and consider the posture of the Fed in our decisions as to how to structure the fund. Based upon our economic outlook, we actively manage the fund’s average maturity in looking for opportunities that may present themselves in light of possible changes in interest rates.

Uneven U.S. Economic Recovery Continued

The U.S. economic recovery paused during the first quarter of 2015 due to severe winter weather and an appreciating U.S. dollar. Nonetheless, job creation remained positive, and the unemployment rate fell to 5.5% by the end of March. The recovery regained traction in April. The unemployment rate dipped to 5.4%, and 251,000 new jobs were created. In May, employers added 273,000 jobs, yet the unemployment rate ticked higher to 5.5%. Sentiment in the financial markets deteriorated in June due to a debt crisis in Greece, but the U.S. economy added 228,000 new jobs and the unemployment rate fell to 5.3%. The U.S. economy grew at a 3.9% annualized rate over the second quarter of 2015.

July brought more good economic news when 277,000 jobs were added and the unemployment rate stayed steady. While the unemployment rate fell to 5.1% in August, only 150,000 jobs were added. Stock and commodity prices fell sharply after China unexpectedly devalued its currency. Disappointing job creation continued in September with 149,000 new positions, but the unemployment rate stayed at 5.1%. U.S. GDP growth decelerated to a 2.0% annualized rate during the third quarter, reflecting high business inventory levels and lower exports.

October brought better economic news with 295,000 new jobs and a 5.0% unemployment rate. Meanwhile, fuel prices fell, putting more money in consumers’ pockets. In November,

DISCUSSION OF FUND PERFORMANCE (continued)

the service sector continued to expand, but manufacturing activity contracted for the first time in three years due to weaker overseas demand. The U.S. labor market added 280,000 new jobs and the unemployment rate stayed unchanged.

Manufacturing activity continued to shrink as commodity prices fell in December, yet holiday retail sales proved robust, especially for online sellers. In addition, 271,000 new jobs were created and the unemployment rate remained at 5.0%. The Fed responded to the strengthening U.S. labor market by raising the federal funds rate by 25 basis points to between 0.25% and 0.50%. The move was widely expected, and yields of money market instruments had already repriced slightly higher. U.S. GDP grew at a 1.4% annualized rate over the fourth quarter of 2015.

In January 2016, disappointing economic developments in China and plunging commodity prices sparked a flight to traditional safe havens, putting downward pressure on yields of U.S. government securities. Yet, U.S. economic data generally remained positive, as the unemployment rate dipped to 4.9% and 172,000 jobs were added. On the other hand, global economic instability continued to dampen manufacturing activity, and U.S. GDP growth moderated to an annualized rate of 1.4%. Employment data in February proved better than expected when 242,000 jobs were added and the unemployment rate remained at 4.9%. The service sector continued to expand, and the manufacturing sector contracted at a slower rate than in previous months. Meanwhile, fuel prices moved slightly higher in the wake of previous declines.

Gradual and Modest Rate Hikes Expected

At its January 2016 meeting, the Fed refrained from implementing a second rate hike while it closely monitors global economic and financial developments. The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate.” Therefore, while many analysts expect additional rate hikes later this year, those increases are likely to be modest and gradual.

Although we increased the fund’s weighted average maturity during the reporting period to capture higher yields, it generally remains consistent with industry averages. As always, we have maintained our focus on well-established issuers with sound quality and liquidity characteristics.

March 15, 2016

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more Nationally Recognized Statistical Ratings Organization (NRSROs) (or unrated, if deemed of comparable quality by the investment adviser), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. The Dreyfus Corporation has undertaken, if the aggregate direct expenses of the fund, exclusive of taxes, brokerage, interest on borrowings, and extraordinary expenses, but including the management fee, exceed .45 of 1% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to Dreyfus under the Management Agreement, or Dreyfus will bear such excess expense. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so until at least July 1, 2016. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields would have been negative.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. If your account balance is less than $50,000, your account may be subject to exchange fees, account closeout fees, and wire and Dreyfus TeleTransfer redemption fees each in the amount of $5.00, as well as a checkwriting fee of $2.00. None of these fees are shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Money Market Fund, Inc. from September 1, 2015 to February 29, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2016

Expenses paid per $1,000†	$ 1.54
Ending value (after expenses)	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2016

Expenses paid per $1,000†	$ 1.56
Ending value (after expenses)	$1,023.32

† Expenses are equal to the fund’s annualized expense ratio of .31%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 29, 2016

Negotiable Bank Certificates of Deposit - 35.0%	Principal Amount ($)		Value ($)
Citibank N.A.
0.58%, 4/21/16	7,000,000		7,000,000
Credit Agricole CIB (Yankee)
0.62%, 3/18/16	7,000,000		7,000,000
DZ Bank AG (Yankee)
0.60%, 4/15/16	5,000,000		5,000,000
HSBC Bank USA (Yankee)
0.61%, 3/1/16	7,000,000	[a]	7,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.70%, 3/28/16	7,000,000	[b]	7,000,000
Mizuho Bank Ltd/NY (Yankee)
0.65%, 3/24/16	7,000,000	[b]	7,000,000
Norinchukin Bank/NY (Yankee)
0.59%, 4/27/16	5,000,000		5,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.61%, 5/10/16	7,000,000	[b]	7,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.67%, 3/24/16	7,000,000	[b]	7,000,000
Wells Fargo Bank, NA
0.46%, 4/14/16	7,000,000		7,000,000
Total Negotiable Bank Certificates of Deposit (cost $66,000,000)			66,000,000
Commercial Paper - 22.8%

Credit Suisse New York
0.63%, 5/3/16	7,000,000		6,992,283
DBS Bank Ltd./Singapore
0.62%, 3/17/16	8,000,000	[b]	7,997,796
National Australia Bank
0.70%, 4/15/16	7,000,000	[b]	6,993,875
Rabobank Nederland/NY
0.41%, 3/14/16	7,000,000		6,998,964
Standard Chartered Bank
0.63%, 5/27/16	6,000,000	[b]	5,990,865
Toyota Motor Credit Corp.
0.58%, 6/3/16	8,000,000		7,987,884
Total Commercial Paper (cost $42,961,667)			42,961,667
Asset-Backed Commercial Paper - 10.1%

Antalis
0.65%, 5/4/16	5,000,000	[b]	4,994,222
Collateralized Commercial Paper II Co., LLC
0.75%, 3/7/16	7,000,000	[b]	7,000,000

Asset-Backed Commercial Paper - 10.1% (continued)	Principal Amount ($)		Value ($)
Liberty Street Funding LLC
0.63%, 3/18/16	7,000,000	[b]	6,997,917
Total Asset-Backed Commercial Paper (cost $18,992,139)			18,992,139
Time Deposits - 15.4%

Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.29%, 3/1/16	7,000,000		7,000,000
Canadian Imperial Bank of Commerce (Grand Cayman)
0.28%, 3/1/16	7,000,000		7,000,000
Natixis New York (Grand Cayman)
0.30%, 3/1/16	8,000,000		8,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.29%, 3/1/16	7,000,000		7,000,000
Total Time Deposits (cost $29,000,000)			29,000,000
U.S. Treasury Notes - 8.0%

0.25% - 0.39%, 5/15/16 - 5/31/16
(cost $14,999,854)	15,000,000		14,999,854
Repurchase Agreements - 8.0%

ABN AMRO Bank N.V.
0.30%, dated 2/29/16, due 3/1/16 in the amount of $10,000,083 (fully collateralized by $4 U.S. Treasury Bonds, 4.50%, due 2/15/36, value $5, $523,388 U.S. Treasury Inflation Protected Securities, 0.13%-0.63%, due 4/15/18-7/15/23, value $540,559 and $9,265,714 U.S. Treasury Notes, 1.38%-3.25%, due 7/31/16-8/15/24, value $9,659,436)	10,000,000		10,000,000
Credit Agricole CIB
0.30%, dated 2/29/16, due 3/1/16 in the amount of $5,000,042 (fully collateralized by $674,820 U.S. Treasury Bonds, 3.75%, due 11/15/43, value $846,913, $1,747,717 U.S. Treasury Inflation Protected Securities, 0.13%, due 4/15/17-4/15/18, value $1,818,574 and $2,376,526 U.S. Treasury Notes, 1.63%-2.38%, due 3/31/16-11/30/20, value $2,434,513)	5,000,000		5,000,000
Total Repurchase Agreements (cost $15,000,000)			15,000,000
Total Investments (cost $186,953,660)	99.3%		186,953,660
Cash and Receivables (Net)	.7%		1,282,698
Net Assets	100.0%		188,236,358

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, these securities amounted to $67,974,675 or 36.11% of net assets.

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Banking	69.0
Repurchase Agreements	8.0
U.S. Government	8.0
Asset-Backed/Banking	7.4
Finance	4.2
Asset-Backed/Financial Services	2.7
99.3

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2016

	Cost	Value
	Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $15,000,000)—Note 1(b)	186,953,660	186,953,660
	Cash	1,349,890
	Interest receivable	82,786
	Prepaid expenses	16,033
		188,402,369
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 2(b)	104,247
	Payable for shares of Common Stock redeemed	1,697
	Accrued expenses	60,067
		166,011
	Net Assets ($)	188,236,358
	Composition of Net Assets ($):
	Paid-in capital	188,285,981
	Accumulated net realized gain (loss) on investments	(49,623)
	Net Assets ($)	188,236,358
	Shares Outstanding
	(3 billion shares of $.001 par value Common Stock authorized)	188,285,981
	Net Asset Value Per Share ($)	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended February 29, 2016

Investment Income ($):
Interest Income	513,738
Expenses:
Management fee—Note 2(a)	988,481
Shareholder servicing costs—Note 2(b)	293,211
Professional fees	86,656
Custodian fees—Note 2(b)	71,248
Registration fees	26,623
Directors’ fees and expenses—Note 2(c)	13,378
Prospectus and shareholders’ reports	9,333
Miscellaneous	24,427
Total Expenses	1,513,357
Less—reduction in expenses due to undertaking—Note 2(a)	(1,012,757)
Less—reduction in fees due to earnings credits—Note 2(b)	(2,218)
Net Expenses	498,382
Investment Income—Net	15,356
Realized Gain (Loss) on Investments—Note 1(b) ($)	25,882
Net Increase in Net Assets Resulting from Operations	41,238

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended February 28/29,
	2016	2015
Operations ($):
Investment income—net	15,356	10
Net realized gain (loss) on investments	25,882	-
Net Increase (Decrease) in Net Assets Resulting from Operations	41,238	10
Dividends to Shareholders from ($):
Investment income—net	(15,356)	(10)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	61,737,926	57,925,259
Dividends reinvested	14,975	10
Cost of shares redeemed	(79,997,079)	(105,199,500)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(18,244,178)	(47,274,231)
Total Increase (Decrease) in Net Assets	(18,218,296)	(47,274,231)
Net Assets ($):
Beginning of Period	206,454,654	253,728,885
End of Period	188,236,358	206,454,654

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended February 28/29,
	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77	.72	.71	.68	.67
Ratio of net expenses to average net assets	.25	.17	.17	.22	.22
Ratio of net investment income to average net assets	.01	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000)	188,236	206,455	253,729	303,355	395,088

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy

NOTES TO FINANCIAL STATEMENTS (continued)

gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	186,953,660
Level 3 - Significant Unobservable Inputs	-
Total	186,953,660
† See Statement of Investments for additional detailed categorizations.

At February 29, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 29, 2016, the fund did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (continued)

Each tax year in the four-year period ended February 29, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At February 29, 2016, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to February 29, 2016. If not applied, the carryover of $49,623 expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal periods ended February 29, 2016 and February 28, 2015 were all ordinary income.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has undertaken, if the fund’s aggregate expenses (excluding taxes, brokerage fees and extraordinary expenses) exceed an annual rate of .45% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to Dreyfus under the Agreement, or Dreyfus will bear, such excess expense. Dreyfus may terminate this undertaking agreement upon at least 90 days’ prior notice to shareholders, but has committed not to do so until at least July 1, 2016. The reduction in expenses, pursuant to the undertaking, amounted to $622,703 during the period ended February 29, 2016.

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $390,054 during the period ended February 29, 2016.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 29, 2016, the fund was charged $212,554 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 29, 2016, the fund was charged $65,753 for transfer agency services and $3,532 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $475.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 29, 2016, the fund was charged $71,248 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,743.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period

NOTES TO FINANCIAL STATEMENTS (continued)

ended February 29, 2016, the fund was charged $2,699 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 29, 2016, the fund was charged $10,696 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $73,888, Shareholder Services Plan fees $18,000, custodian fees $43,275, Chief Compliance Officer fees $4,412 and transfer agency fees $12,308, which are offset against an expense reimbursement currently in effect in the amount of $47,636.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016. At this time, management continues to evaluate the implications of the amendments and their impact to the fund’s operations, financial statements and accompanying notes.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus BASIC Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC Money Market Fund, Inc., including the statement of investments, as of February 29, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC Money Market Fund, Inc. at February 29, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
April 27, 2016

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 86.04% of ordinary income dividends paid during the fiscal year ended February 29, 2016 as qualifying interest-related dividends.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 137

———————

Francine J. Bovich (64)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 78

———————

Peggy C. Davis (73)

Board Member (2007)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

Diane Dunst (76)

Board Member (1994)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Nathan Leventhal (73)

Board Member (2007)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 50

———————

Robin A. Melvin (52)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 109

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 65 investment companies (comprised of 137 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

OFFICERS OF THE FUND (Unaudited) (continued)

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 162 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (66 investment companies, comprised of 162 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 62 investment companies (comprised of 160 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Distributor since 1997.

NOTES

For More Information

Dreyfus BASIC Money Market Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	DBAXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0123AR0216

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $33,031 in 2015 and $33,856 in 2016.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,120 in 2015 and $6,273 in 2016. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,796 in 2015 and $3,575 in 2016. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $701 in 2015 and $511 in 2016. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2015 and $0 in 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $23,444,656 in 2015 and $19,851,662 in 2016.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC Money Market Fund, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    April 25, 2016

By:       /s/James Windels

            James Windels,

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)